SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 14: - SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer and Chairman of the board of directors, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

	Year ended
	December 31,
	2025	2024	2023

Net revenue	$809,844	$647,040	$508,685
Less:
Cost of revenue	221,138	178,718	150,456
Marketing	245,521	163,624	125,076
Other segment items [1]	224,415	189,098	158,835
Financial income, net	(16,935)	(12,306)	(4,283)
Taxes on income	24,960	26,415	20,067
Net income	$110,745	$101,491	$58,534
[1]

Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other administrative expenses. These expenses are classified as selling, general and administrative expenses reported in the consolidated statements.

Revenues from sales to customers:

Total revenue is attributed to geographic areas based on the location of the end customer:

	Year ended
	December 31,
	2025	2024	2023
United States	$667,749	$546,790	$414,105
Israel	27,763	29,415	26,256
Others	114,332	70,835	68,324
Total net revenue	$809,844	$647,040	$508,685

NOTE 14: - SEGMENT AND GEOGRAPHIC INFORMATION (Cont.)

Total revenue by sales channel

	Year ended December 31,
	2025	2024	2023
Online direct-to-consumer	$782,081	$612,179	$477,747
Other (Israel retail, marketing affiliates)	27,763	34,861	30,938
Total net revenue	$809,844	$647,040	$508,685

The following table summarizes long-lived assets by geographic area, which consist of property, plant and equipment, net and right-of-use assets:

	December 31,
	2025	2024
Israel	$20,187	$18,423
United States	12,988	14,961
Total long-lived assets	$33,175	$33,384